Derivative Instruments and Hedging Activities (Tables)	3 Months Ended			12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions

Commodity	Accounting Treatment	Unit	Purchases (in thousands)	Sales (in thousands)	Net Purchases/ (Sales) (in thousands)
FTRs	Mark to Market	MWh	4.2	-	4.2
Heating oil futures	Mark to Market	Gallons	252.0	-	252.0
Forward power contracts	Cash Flow Hedge	MWh	843.5	(3,708.3)	(2,864.8)
Forward power contracts	Mark to Market	MWh	1,565.1	(4,826.9)	(3,261.8)

Commodity	Accounting Treatment	Unit	Purchases (in thousands)	Sales (in thousands)	Net Purchases/ (Sales) (in thousands)
FTRs	Mark to Market	MWh	10.5	-	10.5
Heating oil futures	Mark to Market	Gallons	378.0	-	378.0
Natural gas futures	Mark to Market	Dths	200.0	-	200.0
Forward power contracts	Cash Flow Hedge	MWh	175.0	(2,991.0)	(2,816.0)
Forward power contracts	Mark to Market	MWh	1,725.2	(2,707.8)	(982.6)

Commodity	Accounting Treatment	Unit	Purchases (in thousands)	Sales (in thousands)	Net Purchases/ (Sales) (in thousands)
FTRs	Mark to Market	MWh	10.5	-	10.5
Heating Oil Futures	Mark to Market	Gallons	378.0	-	378.0
Natural Gas Futures	Mark to Market	Dths	200.0	-	200.0
Forward Power Contracts	Cash Flow Hedge	MWh	175.0	(2,991.0)	(2,816.0)
Forward Power Contracts	Mark to Market	MWh	1,725.2	(2,707.8)	(982.6)

Commodity	Accounting Treatment	Unit	Purchases (in thousands)	Sales (in thousands)	Net Purchases/ (Sales) (in thousands)
FTRs	Mark to Market	MWh	7.1	-	7.1
Heating Oil Futures	Mark to Market	Gallons	1,428.0	-	1,428.0
Forward Power Contracts	Cash Flow Hedge	MWh	140.4	(4,705.7)	(4,565.3)
Forward Power Contracts	Mark to Market	MWh	3,177.8	(2,883.1)	294.7

Gains or Losses Recognized in AOCI for the Cash Flow Hedges

	Three months ended		Three months ended
	March 31, 2015		March 31, 2014
		Interest		Interest
$ in millions (net of tax)	Power	Rate Hedge	Power	Rate Hedge

Beginning accumulated derivative gain in AOCI	$0.2	$18.3	$1.4	$19.2
Net gains / (losses) associated with current period hedging transactions	0.1	-	(12.9)	-
Net gains / (losses) reclassified to earnings
Interest expense	-	(0.1)	-	(0.3)
Revenues	(0.2)	-	6.5	-
Purchased power	0.9	-	(0.7)	-
Ending accumulated derivative gain / (loss) in AOCI	$1.0	$18.2	$(5.7)	$18.9

Portion expected to be reclassified to earnings in the next twelve months (a)	$1.1	$0.9

Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)	21	0

	Year ended December 31, 2014		Year ended December 31, 2013		Year ended December 31, 2012
$ in millions (net of tax)	Power	Interest Rate Hedges	Power	Interest Rate Hedges	Power	Interest Rate Hedges
Beginning accumulated derivative gain / (loss) in AOCI	$1.4	$19.2	$(3.0)	$0.5	$0.3	$(0.8)

Net gains / (losses) associated with current period hedging transactions	(19.0)	-	1.0	18.7	(2.6)	1.1

Net gains reclassified to earnings:
Interest Expense	-	(0.9)	-	-	-	0.2
Revenues	18.3	-	2.1	-	(0.7)	-
Purchased Power	(0.5)	-	1.3	-	-	-
Ending accumulated derivative gain / (loss) in AOCI	$0.2	$18.3	$1.4	$19.2	$(3.0)	$0.5

Net gains / (losses) associated with the ineffective portion of the hedging transaction
Interest Expense	$-	$-	$-	$0.8	$-	$0.2

Portion expected to be reclassified to earnings in the next twelve months (a)	$3.5	$(0.9)

Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)	24	0

[1]
Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location

For the three months ended March 31, 2015

$ in millions	Heating Oil	FTRs	Power	Natural Gas	Total

Change in unrealized gain / (loss)	$0.1	$0.9	$(2.9)	$0.1	$(1.8)
Realized loss	(0.1)	(0.1)	(2.3)	(0.1)	(2.6)
Total	$-	$0.8	$(5.2)	$-	$(4.4)

Recorded in Income Statement: gain / (loss)
Purchased power	-	0.8	(4.9)	-	(4.1)
Revenue	-	-	(0.3)	-	(0.3)
Total	$-	$0.8	$(5.2)	$-	$(4.4)

For the three months ended March 31, 2014

$ in millions	Heating Oil	FTRs	Power	Total

Change in unrealized loss	$(0.1)	$(0.3)	$(5.5)	$(5.9)
Realized gain / (loss)	0.1	-	(2.0)	(1.9)
Total	$-	$(0.3)	$(7.5)	$(7.8)

Recorded in Income Statement: loss
Purchased power	-	(0.3)	(7.5)	(7.8)
Fuel	-	-	-	-
Total	$-	$(0.3)	$(7.5)	$(7.8)

Year ended December 31, 2014
$ in millions	Heating Oil	FTRs	Power	Natural Gas	Total
Derivatives not designated as hedging instruments
Change in unrealized loss	$(0.6)	$(0.8)	$(1.5)	$(0.1)	(3.0)
Realized gain / (loss)	(0.1)	0.7	(3.6)	(0.1)	(3.1)
Total	$(0.7)	$(0.1)	$(5.1)	$(0.2)	(6.1)

Recorded on Balance Sheet:
Regulatory asset	$(0.1)	$-	$-	$-	$(0.1)

Recorded in Income Statement: gain / (loss)
Purchased Power	-	(0.1)	(5.1)	(0.2)	(5.4)
Fuel	(0.6)	-	-	-	(0.6)
Total	$(0.7)	$(0.1)	$(5.1)	$(0.2)	(6.1)

Year ended December 31, 2013
$ in millions	Heating Oil	FTRs	Power	Total
Derivatives not designated as hedging instruments
Change in unrealized gain	$-	$0.3	$0.6	$0.9
Realized gain	0.1	1.2	1.1	2.4
Total	$0.1	$1.5	$1.7	$3.3

Recorded in Income Statement: gain / (loss)
Revenue	$-	$-	$-	$-
Purchased Power	-	1.5	1.7	3.2
Fuel	0.1	-	-	0.1
O&M	-	-	-	-
Total	$0.1	$1.5	$1.7	$3.3

Year ended December 31, 2012
$ in millions	NYMEX Coal	Heating Oil	FTRs	Power	Total
Derivatives not designated as hedging instruments
Change in unrealized gain / (loss)	$14.5	$(1.6)	$(0.2)	$4.3	$17.0
Realized gain / (loss)	(29.5)	1.9	0.5	(5.0)	(32.1)
Total	$(15.0)	$0.3	$0.3	$(0.7)	$(15.1)

Recorded on Balance Sheet:
Partners' share of gain	$4.2	$-	$-	$-	$4.2
Regulatory (asset) / liability	1.0	(0.6)	-	-	0.4

Recorded in Income Statement: gain / (loss)
Revenue	-	-	-	(5.1)	(5.1)
Purchased Power	-	-	0.3	4.4	4.7
Fuel	(20.2)	0.7	-	-	(19.5)
O&M	-	0.2	-	-	0.2
Total	$(15.0)	$0.3	$0.3	$(0.7)	$(15.1)

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]

Fair Values of Derivative Instruments
at March 31, 2015
			Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets
$ in millions	Hedging Designation	Gross Fair Value as presented in the Condensed Consolidated Balance Sheets	Financial Instruments with Same Counterparty in Offsetting Position	Cash Collateral	Net Balance Fair Value
Assets
Short-term derivative positions (presented in Other current assets)
Forward power contracts	Cash Flow	$5.2	$(2.5)	$-	$2.7
Forward power contracts	MTM	4.9	(3.2)	-	1.7
FTRs	MTM	0.3	-	-	0.3

Long-term derivative positions (presented in Other deferred assets)
Forward power contracts	Cash Flow	3.8	(2.7)	-	1.1
Forward power contracts	MTM	6.4	(0.6)	-	5.8
Total assets		$20.6	$(9.0)	$-	$11.6

Liabilities
Short-term derivative positions (presented in Other current liabilities)
Forward power contracts	Cash Flow	$4.1	$(2.5)	$(1.6)	$-
Forward power contracts	MTM	13.0	(3.2)	(8.8)	1.0
Heating oil	MTM	0.3	-	(0.3)	-
FTRs	MTM	-	-	-	-

Long-term derivative positions (presented in Other deferred liabilities)
Forward power contracts	Cash Flow	2.7	(2.7)	-	-
Forward power contracts	MTM	0.6	(0.6)	-	-
Total liabilities		$20.7	$(9.0)	$(10.7)	$1.0

Fair Values of Derivative Instruments
at December 31, 2014
			Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets
$ in millions	Hedging Designation	Gross Fair Value as presented in the Condensed Consolidated Balance Sheets	Financial Instruments with Same Counterparty in Offsetting Position	Cash Collateral	Net Balance Fair Value
Assets
Short-term derivative positions (presented in Other current assets)
Forward power contracts	Cash Flow	$5.6	$(2.0)	$-	$3.6
Forward power contracts	MTM	5.5	(3.4)	-	2.1

Long-term derivative positions (presented in Other deferred assets)
Forward power contracts	Cash Flow	0.3	(0.3)	-	-
Forward power contracts	MTM	3.5	(0.9)	-	2.6
Total assets		$14.9	$(6.6)	$-	$8.3

Liabilities
Short-term derivative positions (presented in Other current liabilities)
Forward power contracts	Cash Flow	$2.1	$(2.0)	$-	$0.1
Forward power contracts	MTM	7.5	(3.4)	(4.1)	-
FTRs	MTM	0.6	-	-	0.6
Heating oil futures	MTM	0.4	-	(0.4)	-
Natural gas	MTM	0.1	-	(0.1)	-

Long-term derivative positions (presented in Other deferred liabilities)
Forward power contracts	Cash Flow	0.6	(0.3)	(0.3)	-
Forward power contracts	MTM	0.9	(0.9)	-	-
Total liabilities		$12.2	$(6.6)	$(4.9)	$0.7

Fair Values of Derivative Instruments
December 31, 2014
			Gross Amounts Not Offset in the Consolidated Balance Sheets
$ in millions	Hedging Designation	Gross Fair Value as presented in the Consolidated Balance Sheets (a)	Financial Instruments with Same Counterparty in Offsetting Position	Cash Collateral	Net Amount
Assets
Short-term derivative positions (presented in Other current assets)
Forward power contracts	Cash Flow	$5.6	$(2.0)	$-	$3.6
Forward power contracts	MTM	5.5	(3.4)	-	2.1

Long-term derivative positions (presented in Other deferred assets)
Forward power contracts	Cash Flow	0.3	(0.3)	-	-
Forward power contracts	MTM	3.5	(0.9)	-	2.6

Total assets		$14.9	$(6.6)	$-	$8.3

Liabilities
Short-term derivative positions (presented in Other current liabilities)
Forward power contracts	Cash Flow	$2.1	$(2.0)	$-	$0.1
Forward power contracts	MTM	7.5	(3.4)	(4.1)	-
FTRs	MTM	0.6	-	-	0.6
Heating oil futures	MTM	0.4	-	(0.4)	-
Natural gas	MTM	0.1	-	(0.1)	-

Long-term derivative positions (presented in Other deferred liabilities)
Forward power contracts	Cash Flow	0.6	(0.3)	(0.3)	-
Forward power contracts	MTM	0.9	(0.9)	-	-

Total liabilities		$12.2	$(6.6)	$(4.9)	$0.7

Fair Values of Derivative Instruments
December 31, 2013
			Gross Amounts Not Offset in the Consolidated Balance Sheets
$ in millions	Hedging Designation	Gross Fair Value as presented in the Consolidated Balance Sheets (a)	Financial Instruments with Same Counterparty in Offsetting Position	Cash Collateral	Net Amount
Assets
Short-term derivative positions (presented in Other current assets)
Forward power contracts	Cash Flow	$0.5	$(0.2)	$-	$0.3
Forward power contracts	MTM	4.9	(4.2)	-	0.7
FTRs	MTM	0.2	-	-	0.2
Heating oil futures	MTM	0.2	-	(0.2)	-

Long-term derivative positions (presented in Other deferred assets)
Forward power contracts	Cash Flow	3.0	-	(3.0)	-
Forward power contracts	MTM	5.0	(0.3)	-	4.7

Total assets		$13.8	$(4.7)	$(3.2)	$5.9

Liabilities
Short-term derivative positions (presented in Other current liabilities)
Forward power contracts	Cash Flow	$2.7	$(0.2)	$(2.3)	$0.2
Forward power contracts	MTM	6.6	(4.2)	(2.3)	0.1

Long-term derivative positions (presented in Other deferred liabilities)
Forward power contracts	MTM	1.3	(0.3)	(1.0)	-

Total liabilities		$10.6	$(4.7)	$(5.6)	$0.3

[1]	(a)The actual amounts that we reclassify from AOCI to earnings related to power can differ from the estimate above due to market price changes.